UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

December 31, 2022
Semiannual Report
to Shareholders
DWS Enhanced Commodity Strategy Fund

Contents
4	Letter to Shareholders
5	Performance Summary
8	Portfolio Management Team
9	Consolidated Portfolio Summary
11	Consolidated Investment Portfolio
34	Consolidated Statement of Assets and Liabilities
36	Consolidated Statement of Operations
38	Consolidated Statements of Changes in Net Assets
39	Consolidated Financial Highlights
44	Notes to Consolidated Financial Statements
63	Information About Your Fund’s Expenses
65	Advisory Agreement Board Considerations and Fee Evaluation
70	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Enhanced Commodity Strategy Fund

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Enhanced Commodity Strategy Fund	|	3

Letter to Shareholders
Dear Shareholder:
This past year can be described as one where there were major structural disruptions and challenges impacting financial markets: record high inflation; end of ultra-loose monetary policy; impact of slower growth in China; ongoing political attacks on global trade; demographic change profoundly affecting more and more countries; and finally, the Ukraine conflict, future course of which continues to be highly unpredictable.
It is therefore apparent that there will be no lack of challenges for investors in 2023 looking at the global landscape from today’s perspective. With the additional looming recession concerns in the U.S. and Europe, we believe the prospects for equity returns to be challenging in 2023. However, considering the strong labor markets, comparatively solid household and corporate balance sheets, and last but not least, the big declines that markets suffered in 2022, we do not anticipate further price losses to be as dramatic as we experienced during the end of 2022.
Consequentially, we believe that it is time to consider diversifying investments again. Bonds finally offer a return and risk assets are no longer the only game in town. Emerging market bond and corporate bonds, especially from the high-yield segment are already offering investors such attractive yields that even a renewed widening in risk premiums would be bearable. Government bonds too are once again an alternative, as we expect the U.S. Federal Reserve (Fed) and European Central Bank (ECB) to reach the peak of their interest rate hike cycle in 2023. The persistence of inflation is ultimately one of the reasons why we continue to believe equities are an essential part of every portfolio, even if they face a wide variety of headwinds including limited potential for further earnings growth.
It is, as ever, not individual data points that will determine the prospects for the markets in 2023 but will likely be the highly complex interplay of the numerous economic and political forces that will shape the global big picture. In our view, this underscores the value add of active portfolio management. The partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

4	|	DWS Enhanced Commodity Strategy Fund

Performance SummaryDecember 31, 2022 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/22
Unadjusted for Sales Charge	–4.35%	9.18%	4.53%	0.02%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–9.85%	2.90%	3.30%	–0.57%
Bloomberg Commodity Index†	–1.98%	16.09%	6.44%	–1.28%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/22
Unadjusted for Sales Charge	–4.68%	8.60%	3.77%	–0.72%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–5.32%	8.60%	3.77%	–0.72%
Bloomberg Commodity Index†	–1.98%	16.09%	6.44%	–1.28%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 12/31/22
No Sales Charges	–4.22%	9.62%	4.93%	4.18%
Bloomberg Commodity Index†	–1.98%	16.09%	6.44%	5.56%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/22
No Sales Charges	–4.16%	9.52%	4.77%	0.22%
Bloomberg Commodity Index†	–1.98%	16.09%	6.44%	–1.28%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/22
No Sales Charges	–4.18%	9.66%	4.91%	0.35%
Bloomberg Commodity Index†	–1.98%	16.09%	6.44%	–1.28%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2022 are 1.36%, 1.99%, 0.97%, 1.13% and 1.04% for Class A,

DWS Enhanced Commodity Strategy Fund	|	5

Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Consolidated Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended December 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on June 1, 2016.
†	The Bloomberg Commodity Index is an unmanaged index that tracks a diversified group of commodities and commodities futures contracts traded on both U.S. and London exchanges.
‡	Total returns shown for periods less than one year are not annualized.

6	|	DWS Enhanced Commodity Strategy Fund

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
12/31/22	$5.97	$5.32	$6.06	$6.05	$6.06
6/30/22	$9.36	$8.33	$9.50	$9.48	$9.51
Distribution Information as of 12/31/22
Income Dividends, Six Months	$3.00	$2.64	$3.06	$3.04	$3.06

DWS Enhanced Commodity Strategy Fund	|	7

Portfolio Management Team
Darwei Kung, Head of Investment Strategy Liquid Real Assets
Portfolio Manager of the Fund. Began managing the Fund in 2010.
—Joined DWS in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.
—Portfolio Manager: New York.
—BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.
Jeff Morton, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2022.
—Joined DWS in 2011 with 13 years of industry experience. Prior to joining, he served as a Portfolio Manager at Fischer Francis Trees and Watts. Previously, he worked as a Vice President at Credit Suisse and at Blackrock.
—Fixed Income Portfolio Manager: New York.
—BS in Major Industrial Management and Economics, Carnegie Mellon University.

8	|	DWS Enhanced Commodity Strategy Fund

Consolidated Portfolio Summary(Unaudited)
The Fund invests in commodity-linked derivative instruments backed by a portfolio of fixed-income instruments.
Commodity-Linked Investments
Commodity Sector Allocation (Commodity Exposure from Commodity-Linked Derivative Instruments as a % of Net Assets)	12/31/22	6/30/22
Precious Metals	20%	21%
Agriculture	20%	26%
Energy	17%	33%
Industrials	17%	12%
Livestock	4%	5%
	78%	97%
Fixed-Income Investments
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/22	6/30/22
Government & Agency Obligations	52%	55%
Corporate Bonds	26%	21%
Cash Equivalents	9%	11%
Asset-Backed	7%	5%
Commercial Mortgage-Backed Securities	4%	3%
Short-Term U.S. Treasury Obligations	1%	4%
Collateralized Mortgage Obligations	1%	1%
	100%	100%

Quality (Excludes Securities Lending Collateral and Cash Equivalents)	12/31/22	6/30/22
AAA	65%	70%
AA	6%	5%
A	10%	9%
BBB	16%	13%
Below BBB	2%	2%
Not Rated	1%	1%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	12/31/22	6/30/22
Effective Maturity	1.4 years	1.5 years
Effective Duration	0.8 years	0.8 years

DWS Enhanced Commodity Strategy Fund	|	9

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.
Consolidated portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s consolidated investment portfolio, see page 11. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 70 for contact information.

10	|	DWS Enhanced Commodity Strategy Fund

Consolidated
Investment Portfolioas of December 31, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 25.8%
Communication Services 1.2%
Charter Communications Operating LLC, 4.908%, 7/23/2025	3,000,000	2,940,303
Discovery Communications LLC, 3.45%, 3/15/2025	2,000,000	1,897,100
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	666,667	663,133
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	264,000	251,328
Meituan, 144A, 2.125%, 10/28/2025 (a)	720,000	637,336
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	958,975
Sprint LLC, 7.625%, 3/1/2026	1,670,000	1,757,351
Tencent Holdings Ltd., 144A, 3.28%, 4/11/2024	6,000,000	5,853,926
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	889,108
T-Mobile U.S.A., Inc., 3.5%, 4/15/2025	5,000,000	4,808,526
		20,657,086
Consumer Discretionary 2.7%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,840,434
Aptiv PLC, 2.396%, 2/18/2025	2,780,000	2,621,518
Daimler Finance North America LLC:
144A, 1.75%, 3/10/2023	5,000,000	4,970,147
144A, 3.35%, 2/22/2023	3,000,000	2,988,868
Dollar General Corp., 4.25%, 9/20/2024	1,580,000	1,558,279
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	1,360,000	1,229,457
General Motors Financial Co., Inc.:
1.7%, 8/18/2023	1,000,000	977,060
3-month USD-LIBOR + 0.99%, 4.738% (b), 1/5/2023	7,000,000	6,999,467
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,619,535
144A, 1.25%, 9/18/2023	4,685,000	4,540,556
144A, 2.375%, 2/10/2023	2,090,000	2,085,289
Hyundai Capital Services, Inc., 144A, 3.75%, 3/5/2023	2,000,000	1,993,695
KFC Holding Co., 144A, 4.75%, 6/1/2027	540,000	518,400
Kia Corp.:
144A, 1.0%, 4/16/2024	1,130,000	1,063,611
144A, 3.0%, 4/25/2023	4,000,000	3,971,720
Royal Caribbean Cruises Ltd.:
144A, 5.5%, 8/31/2026	2,450,000	2,061,063
144A, 11.5%, 6/1/2025	515,000	552,338
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	11

	Principal Amount ($)	Value ($)
Warnermedia Holdings, Inc., 144A, 3.428%, 3/15/2024	1,730,000	1,679,429
Williams Scotsman International, Inc., 144A, 6.125%, 6/15/2025	467,000	462,330
		46,733,196
Consumer Staples 0.7%
Albertsons Companies, Inc, 144A, 3.5%, 2/15/2023	2,370,000	2,355,144
Coty, Inc., 144A, 5.0%, 4/15/2026	2,390,000	2,266,370
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/2025	4,000,000	3,803,978
JBS U.S.A. Lux SA, 144A, 2.5%, 1/15/2027	960,000	839,731
JDE Peet’s NV, 144A, 0.8%, 9/24/2024	1,740,000	1,589,220
Mondelez International, Inc., 2.125%, 3/17/2024	1,360,000	1,311,512
		12,165,955
Energy 2.6%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,024,533
Canadian Natural Resources Ltd.:
3.8%, 4/15/2024	750,000	734,964
3.9%, 2/1/2025	2,150,000	2,089,647
DCP Midstream Operating LP, 5.375%, 7/15/2025	2,440,000	2,417,308
Ecopetrol SA, 5.875%, 9/18/2023	2,000,000	1,987,073
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	2,270,000	2,173,570
Energy Transfer LP:
3.6%, 2/1/2023	5,920,000	5,908,621
4.25%, 3/15/2023	1,170,000	1,167,139
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,404,409
MPLX LP, 4.875%, 12/1/2024	2,000,000	1,983,647
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	2,000,000	1,987,857
Pertamina Persero PT, 144A, 4.3%, 5/20/2023	2,000,000	1,980,000
Petroleos Mexicanos:
3.5%, 1/30/2023	1,000,000	995,000
4.625%, 9/21/2023	1,000,000	984,850
4.875%, 1/18/2024	1,000,000	977,500
Phillips 66, 0.9%, 2/15/2024	2,020,000	1,930,551
Plains All American Pipeline LP, 3.85%, 10/15/2023	4,000,000	3,943,757
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,146,312
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	887,000	852,641
Sinopec Group Overseas Development, Ltd., 144A, 2.15%, 5/13/2025	2,500,000	2,332,274
The accompanying notes are an integral part of the consolidated financial statements.

12	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Western Midstream Operating LP, 3-month USD-LIBOR + 1.1%, 5.041% (b), 1/13/2023	2,000,000	1,997,000
Williams Companies, Inc., 4.55%, 6/24/2024	2,200,000	2,175,925
		45,194,578
Financials 10.4%
AerCap Ireland Capital DAC:
2.45%, 10/29/2026	2,110,000	1,845,072
4.875%, 1/16/2024	2,350,000	2,327,581
Aircastle Ltd.:
4.4%, 9/25/2023	4,345,000	4,301,715
144A, 5.25%, 8/11/2025	2,000,000	1,923,476
Alfa SAB de CV, REG S, 5.25%, 3/25/2024	1,250,000	1,240,625
Ally Financial, Inc., 1.45%, 10/2/2023	2,500,000	2,423,524
American Express Co., 3.375%, 5/3/2024	2,740,000	2,684,211
Ares Capital Corp., 3.5%, 2/10/2023	8,000,000	7,982,663
ASB Bank Ltd., 144A, 3.125%, 5/23/2024	5,290,000	5,135,426
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,675,000	1,656,172
Banco de Credito del Peru S.A.:
REG S, 2.7%, 1/11/2025	1,000,000	946,530
144A, 4.25%, 4/1/2023	1,000,000	997,000
Banco Santander SA, 3.125%, 2/23/2023	4,600,000	4,586,513
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	953,750
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	2,940,176
Barclays PLC, 1.007%, 12/10/2024	5,000,000	4,759,535
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	1,938,469
BOC Aviation Ltd., 144A, 3.25%, 4/29/2025	1,500,000	1,422,105
BPCE SA:
144A, 2.375%, 1/14/2025	300,000	279,803
144A, 5.7%, 10/22/2023	1,645,000	1,632,603
Canadian Imperial Bank of Commerce:
0.95%, 6/23/2023	4,800,000	4,710,413
SOFR + 0.34%, 4.663% (b), 6/22/2023	3,900,000	3,893,889
Capital One Financial Corp., 4.985%, 7/24/2026	3,230,000	3,163,492
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	3,000,000	2,987,760
Citizens Bank NA, 4.119%, 5/23/2025	2,000,000	1,957,037
Corebridge Financial, Inc., 144A, 3.5%, 4/4/2025	2,050,000	1,965,283
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	934,060
Credit Agricole SA, 144A, 3.75%, 4/24/2023	5,000,000	4,977,974
Credit Suisse AG, 1.0%, 5/5/2023	4,000,000	3,907,232
Credit Suisse Group AG, 144A, 2.193%, 6/5/2026	1,390,000	1,187,187
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	13

	Principal Amount ($)	Value ($)
Equitable Financial Life Global Funding, 144A, 0.5%, 11/17/2023	1,000,000	959,198
Equitable Holdings, Inc., 3.9%, 4/20/2023	3,038,000	3,027,971
HSBC Holdings PLC:
4.25%, 3/14/2024	5,600,000	5,500,596
7.336%, 11/3/2026	3,000,000	3,120,215
ING Groep NV, 3.55%, 4/9/2024	3,950,000	3,863,760
Intesa Sanpaolo SpA, 144A, 7.0%, 11/21/2025	890,000	907,686
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,747,668
KeyCorp., 3.878%, 5/23/2025	2,850,000	2,788,621
Kookmin Bank, 144A, 1.75%, 5/4/2025	805,000	743,931
Lloyds Banking Group PLC, 4.716%, 8/11/2026	1,440,000	1,408,945
Macquarie Group Ltd., 144A, SOFR + 0.92%, 5.243% (b), 9/23/2027	6,000,000	5,701,049
Metropolitan Life Global Funding I, 144A, 1.95%, 1/13/2023	5,000,000	4,996,233
Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	3,200,000	2,942,247
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,245,681
Morgan Stanley:
0.731%, 4/5/2024	5,000,000	4,928,287
0.791%, 1/22/2025	6,000,000	5,676,296
3.62%, 4/17/2025	6,000,000	5,854,818
National Bank of Canada, 2.1%, 2/1/2023	5,000,000	4,989,148
NatWest Markets PLC, 144A, 0.8%, 8/12/2024	1,000,000	926,475
Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,355,731
5.099%, 7/3/2025	3,000,000	2,966,980
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	2,450,000	2,443,953
REC Ltd., 144A, 4.75%, 5/19/2023	1,423,000	1,416,397
Samba Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	954,904
Societe Generale SA, 144A, 2.625%, 1/22/2025	3,705,000	3,483,213
Standard Chartered PLC:
144A, 1.822%, 11/23/2025	1,010,000	922,477
144A, 7.776%, 11/16/2025	1,560,000	1,606,640
Sumitomo Mitsui Trust Bank Ltd., 144A, SOFR + 0.44%, 4.746% (b), 9/16/2024	2,240,000	2,225,796
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	981,451
Synchrony Financial, 4.875%, 6/13/2025	5,000,000	4,871,796
UBS AG:
144A, 0.375%, 6/1/2023	3,000,000	2,940,020
144A, SOFR + 0.32%, 4.555% (b), 6/1/2023	7,000,000	6,991,003
		182,150,462
The accompanying notes are an integral part of the consolidated financial statements.

14	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Health Care 1.1%
Bayer U.S. Finance II LLC, 144A, 3.875%, 12/15/2023	1,000,000	985,526
Cigna Corp., 3.5%, 6/15/2024	2,600,000	2,542,342
CVS Health Corp., 3.875%, 7/20/2025	2,858,000	2,788,913
Mylan, Inc., 4.2%, 11/29/2023	5,500,000	5,443,488
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	370,000	312,652
Teva Pharmaceutical Finance Netherlands III BV:
4.75%, 5/9/2027	1,205,000	1,089,199
6.0%, 4/15/2024	2,515,000	2,464,908
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	4,720,000	4,388,085
		20,015,113
Industrials 1.2%
Albemarle Corp., 4.65%, 6/1/2027	2,220,000	2,164,889
Boeing Co., 1.95%, 2/1/2024	2,000,000	1,926,710
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,205,000	1,141,737
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	520,000	507,303
Enersys, 144A, 5.0%, 4/30/2023	540,000	537,808
Global Payments, Inc.:
1.5%, 11/15/2024	4,290,000	3,982,352
4.95%, 8/15/2027	920,000	892,402
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,114,400
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,160,000	1,190,357
Penske Truck Leasing Co., 144A, 4.4%, 7/1/2027	1,960,000	1,859,930
Penske Truck Leasing Co. LP, 144A, 1.2%, 11/15/2025	3,155,000	2,776,039
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	2,065,000	2,028,470
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	134,639	135,073
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	379,692
		20,637,162
Information Technology 1.6%
DXC Technology Co., 1.8%, 9/15/2026	4,520,000	3,936,271
HP, Inc., 2.2%, 6/17/2025	4,190,000	3,914,572
Microchip Technology, Inc.:
0.972%, 2/15/2024	4,000,000	3,798,511
0.983%, 9/1/2024	1,570,000	1,453,758
2.67%, 9/1/2023	1,250,000	1,226,694
4.25%, 9/1/2025	170,000	165,026
NXP BV, 4.4%, 6/1/2027	1,370,000	1,312,999
Qorvo, Inc., 144A, 1.75%, 12/15/2024	2,500,000	2,302,375
Seagate HDD Cayman, 4.875%, 3/1/2024	1,940,000	1,901,586
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	15

	Principal Amount ($)	Value ($)
Take-Two Interactive Software, Inc., 3.3%, 3/28/2024	1,810,000	1,767,673
VMware, Inc., 1.0%, 8/15/2024	4,270,000	3,973,220
Workday, Inc., 3.5%, 4/1/2027	1,430,000	1,336,434
		27,089,119
Materials 1.5%
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	1,000,000	966,030
Celanese U.S. Holdings LLC:
3.5%, 5/8/2024	1,010,000	975,690
5.9%, 7/5/2024	3,410,000	3,408,902
Chemours Co., 5.375%, 5/15/2027	1,250,000	1,154,300
CNAC HK Finbridge Co., Ltd., REG S, 3.375%, 6/19/2024	1,000,000	970,100
First Quantum Minerals Ltd., 144A, 6.875%, 3/1/2026	3,545,000	3,357,192
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,385,000	1,253,549
144A, 4.125%, 3/12/2024	4,640,000	4,565,599
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,475,158
REG S, 4.75%, 5/15/2025	500,000	491,719
LYB International Finance III LLC, 1.25%, 10/1/2025	1,962,000	1,750,312
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,375,458
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,460,919
Nucor Corp., 2.0%, 6/1/2025	635,000	590,954
POSCO Holdings, Inc., 144A, 4.0%, 8/1/2023	2,000,000	1,982,880
		26,778,762
Real Estate 1.1%
American Tower Corp., (REIT), 2.4%, 3/15/2025	2,770,000	2,605,941
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	3,600,000	3,219,374
(REIT), 1.25%, 7/15/2025	690,000	623,908
iStar, Inc., (REIT), 4.25%, 8/1/2025	450,000	440,966
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,340,000	1,038,498
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	213,741
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	875,000
Trust Fibra Uno:
144A, (REIT), 5.25%, 12/15/2024	1,000,000	985,000
REG S, (REIT), 5.25%, 12/15/2024	1,000,000	985,000
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,723,463
The accompanying notes are an integral part of the consolidated financial statements.

16	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	140,000	131,996
144A, (REIT), 4.625%, 6/15/2025	330,000	316,388
Welltower, Inc., (REIT), 3.625%, 3/15/2024	4,500,000	4,403,621
		18,562,896
Utilities 1.7%
Alexander Funding Trust, 144A, 1.841%, 11/15/2023	2,200,000	2,107,494
American Electric Power Co., Inc., 0.75%, 11/1/2023	2,255,000	2,170,897
CenterPoint Energy, Inc., SOFR + 0.65%, 4.776% (b), 5/13/2024	3,270,000	3,231,926
Dominion Energy, Inc., 3.071%8/15/2024	3,159,000	3,043,941
Duke Energy Corp., SOFR + 0.25%, 4.534% (b), 6/10/2023	4,720,000	4,706,912
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	866,863
NextEra Energy Capital Holdings Inc., 2.94%, 3/21/2024	3,400,000	3,310,132
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	1,330,000	1,290,101
Pacific Gas and Electric Co., 1.7%, 11/15/2023	1,620,000	1,567,869
Southern California Edison Co., 0.7%, 8/1/2023	3,850,000	3,750,454
Vistra Operations Co. LLC, 144A, 3.55%, 7/15/2024	3,000,000	2,877,182
		28,923,771
Total Corporate Bonds (Cost $464,951,374)		448,908,100
Asset-Backed 7.4%
Automobile Receivables 3.5%
AmeriCredit Automobile Receivables Trust:
“C” , Series 2020-2, 1.48%, 2/18/2026	1,100,000	1,042,797
“C” , Series 2019-2, 2.74%, 4/18/2025	2,321,318	2,298,277
Avis Budget Rental Car Funding AESOP LLC, “B” , Series 2017-2A, 144A, 3.33%, 3/20/2024	360,000	358,889
CarMax Auto Owner Trust, “C” , Series 2020-3, 1.69%, 4/15/2026	750,000	705,550
Carvana Auto Receivables Trust, “A3” , Series 2022-P2, 4.13%, 4/12/2027	1,500,000	1,460,629
Chase Auto Owner Trust, “C” , Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,008,116
CPS Auto Receivables Trust:
“C” , Series 2020-C, 144A, 1.71%, 8/17/2026	218,790	217,403
“C” , Series 2022-A, 144A, 2.17%, 4/16/2029	1,668,000	1,557,259
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	17

	Principal Amount ($)	Value ($)
“C” , Series 2022-B, 144A, 4.33%, 8/15/2028	3,000,000	2,890,314
“B” , Series 2022-C, 144A, 4.88%, 4/15/2030	420,000	412,014
“E” , Series 2019-B, 144A, 5.0%, 3/17/2025	1,660,000	1,655,175
“E” , Series 2018-B, 144A, 5.61%, 12/16/2024	2,674,894	2,668,585
“E” , Series 2019-A, 144A, 5.81%, 3/16/2026	2,705,000	2,696,504
“E” , Series 2018-D, 144A, 5.82%, 6/16/2025	2,437,857	2,434,729
“E” , Series 2020-B, 144A, 7.38%, 6/15/2027	1,500,000	1,512,698
Exeter Automobile Receivables Trust, “D” , Series 2020-2A, 144A, 4.73%, 4/15/2026	2,215,000	2,192,692
Flagship Credit Auto Trust:
“C” , Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	654,253
“C” , Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	730,067
“C” , Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,049,820
“C” , Series 2020-1, 144A, 2.24%, 1/15/2026	2,240,000	2,206,547
“C” , Series 2019-3, 144A, 2.74%, 10/15/2025	1,902,232	1,886,082
“C” , Series 2019-4, 144A, 2.77%, 12/15/2025	152,460	150,535
“C” , Series 2020-2, 144A, 3.8%, 4/15/2026	393,787	391,447
GLS Auto Receivables Trust, “B” , Series 2022-2A, 144A, 4.7%, 9/15/2026	3,370,000	3,294,208
GMF Floorplan Owner Revolving Trust, “C” , Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	671,435
Hertz Vehicle Financing LLC:
“B” , Series 2021-1A, 144A, 1.56%, 12/26/2025	1,000,000	916,124
“C” , Series 2021-1A, 144A, 2.05%, 12/26/2025	4,500,000	4,053,624
“C” , Series 2022-3A, 144A, 4.35%, 3/25/2025	500,000	487,093
JPMorgan Chase Bank NA:
“B” , Series 2021-3, 144A, 0.76%, 2/26/2029	374,947	353,397
“C” , Series 2021-3, 144A, 0.86%, 2/26/2029	1,224,827	1,152,271
“D” , Series 2021-3, 144A, 1.009%, 2/26/2029	299,958	281,400
“C” , Series 2021-1, 144A, 1.024%, 9/25/2028	580,851	560,698
“D” , Series 2021-2, 144A, 1.138%, 12/26/2028	323,269	307,455
“D” , Series 2021-1, 144A, 1.174%, 9/25/2028	952,959	916,067
“D” , Series 2020-2, 144A, 1.487%, 2/25/2028	275,910	269,590
“E” , Series 2021-2, 144A, 2.28%, 12/26/2028	377,147	360,155
“E” , Series 2021-1, 144A, 2.365%, 9/25/2028	240,327	231,751
“E” , Series 2020-2, 144A, 3.072%, 2/25/2028	460,006	450,951
“E” , Series 2020-1, 144A, 3.715%, 1/25/2028	170,967	169,256
Onemain Direct Auto Receivable, “A1” , Series 2022-1A, 144A, 4.65%, 3/14/2029	1,565,000	1,518,945
PenFed Auto Receivables Owner Trust:
“B” , Series 2022-A, 144A, 4.6%, 12/15/2028	1,350,000	1,322,131
“C” , Series 2022-A, 144A, 4.83%, 12/15/2028	1,300,000	1,271,868
The accompanying notes are an integral part of the consolidated financial statements.

18	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Santander Bank Auto Credit Linked Notes, “B” , Series 2022-A, 144A, 5.281%, 5/15/2032	1,772,156	1,730,103
Santander Bank NA:
“B” , Series 2021-1A, 144A, 1.833%, 12/15/2031	525,796	505,728
“C” , Series 2021-1A, 144A, 3.268%, 12/15/2031	354,912	342,651
Santander Consumer Auto Receivables Trust:
“B” , Series 2021-BA, 144A, 1.45%, 10/16/2028	147,599	144,986
“B” , Series 2020-AA, 144A, 2.26%, 12/15/2025	518,719	517,320
Santander Drive Auto Receivables Trust:
“C” , Series 2020-4, 1.01%, 1/15/2026	749,413	741,867
“C” , Series 2020-2, 1.46%, 9/15/2025	412,054	410,733
“C” , Series 2022-1, 2.56%, 4/17/2028	1,200,000	1,146,412
“C” , Series 2022-5, 4.74%, 10/16/2028	875,000	845,818
Skopos Auto Receivables Trust, “C” , Series 2019-1A, 144A, 3.63%, 9/16/2024	37,882	37,836
Tesla Auto Lease Trust, “C” , Series 2020-A, 144A, 1.68%, 2/20/2024	1,000,000	992,669
World Omni Select Auto Trust, “C” , Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,482,687
		60,667,611
Credit Card Receivables 0.8%
Brex, Inc., “A” , Series 2022-1, 144A, 4.63%, 7/15/2025	2,000,000	1,936,496
Continental Finance Credit Card ABS Master Trust:
“A” , Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,775,806
“A” , Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	1,914,194
Genesis Sales Finance Master Trust, “A” , Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,638,786
Master Credit Card Trust II, “C” , Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	814,381
Mercury Financial Credit Card Master Trust:
“A” , Series 2021-1A, 144A, 1.54%, 3/20/2026	3,500,000	3,339,193
“A” , Series 2022-1A, 144A, 2.5%, 9/21/2026	2,500,000	2,376,796
		14,795,652
Miscellaneous 3.1%
American Homes 4 Rent Trust:
“D” , Series 2015-SFR1, 144A, 4.407%, 4/17/2052	400,000	381,673
“C” , Series 2014-SFR3, 144A, 4.596%, 12/17/2036	1,348,000	1,310,758
Babson CLO Ltd., “BR” , Series 2015-IA, 144A, 3-month USD-LIBOR + 1.4%, 5.643% (b), 1/20/2031	2,000,000	1,933,612
BlueMountain Fuji U.S. CLO II Ltd., “A1B” , Series 2017-2A, 144A, 3-month USD-LIBOR + 1.35%, 5.593% (b), 10/20/2030	4,000,000	3,876,940
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	19

	Principal Amount ($)	Value ($)
CF Hippolyta Issuer LLC:
“B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061	2,779,024	2,317,002
“B1” , Series 2020-1, 144A, 2.28%, 7/15/2060	3,784,591	3,303,103
DB Master Finance LLC, “A2II” , Series 2019-1A, 144A, 4.021%, 5/20/2049	2,418,750	2,243,040
Domino’s Pizza Master Issuer LLC, “A2I” , Series 2018-1A, 144A, 4.116%, 7/25/2048	3,840,000	3,634,871
Hilton Grand Vacations Trust, “A” , Series 2019-AA, 144A, 2.34%, 7/25/2033	319,394	298,316
HPEFS Equipment Trust, “C” , Series 2020-2A, 144A, 2.0%, 7/22/2030	1,698,342	1,690,211
Madison Park Funding XXIX Ltd., “A2” , Series 2018-29A, 144A, 3-month USD-LIBOR + 1.45%, 5.644% (b), 10/18/2030	2,500,000	2,430,375
Madison Park Funding XXVI Ltd., “AR” , Series 2007-4A, 144A, 3-month USD-LIBOR + 1.2%, 5.615% (b), 7/29/2030	3,646,000	3,611,319
MVW LLC:
“B” , Series 2021-1WA, 144A, 1.44%, 1/22/2041	283,981	257,092
“A” , Series 2020-1A, 144A, 1.74%, 10/20/2037	193,205	175,944
“B” , Series 2019-2A, 144A, 2.44%, 10/20/2038	527,563	493,649
“B” , Series 2020-1A, 144A, 2.73%, 10/20/2037	193,205	177,489
MVW Owner Trust, “A” , Series 2019-1A, 144A, 2.89%, 11/20/2036	678,744	639,512
Neuberger Berman Loan Advisers CLO Ltd.:
“B” , Series 2018-27A, 144A, 3-month USD-LIBOR + 1.4%, 5.479% (b), 1/15/2030	5,250,000	5,098,716
“A2” , Series 2018-29A, 144A, 3-month USD-LIBOR + 1.4%, 5.627% (b), 10/19/2031	3,000,000	2,904,648
New Economy Assets Phase 1 Sponsor LLC, “B1” , Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	924,204
NRZ Excess Spread-Collateralized Notes:
“A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	1,524,410	1,342,063
“A” , Series 2020-PLS1, 144A, 3.844%, 12/25/2025	506,929	461,983
Progress Residential Trust, “E” , Series 2020-SFR2, 144A, 5.115%, 6/17/2037	500,000	472,401
Sierra Timeshare Receivables Funding LLC, “B” , Series 2020-2A, 144A, 2.32%, 7/20/2037	389,246	362,316
Transportation Finance Equipment Trust, “C” , Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,228,126
The accompanying notes are an integral part of the consolidated financial statements.

20	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Venture XXX CLO Ltd., “A2” , Series 2017-30A, 144A, 3-month USD-LIBOR + 1.35%, 5.429% (b), 1/15/2031	10,000,000	9,629,690
Voya CLO Ltd., “A1RR” , Series 2014-2A, 144A, 3-month USD-LIBOR + 1.02%, 5.099% (b), 4/17/2030	2,844,649	2,803,006
		54,002,059
Total Asset-Backed (Cost $135,357,491)		129,465,322
Commercial Mortgage-Backed Securities 4.3%
Atrium Hotel Portfolio Trust, “B” , Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 5.748% (b), 6/15/2035	6,000,000	5,698,307
BAMLL Commercial Mortgage Securities Trust:
“A” , Series 2018-DSNY, 144A, 1-month USD-LIBOR + 0.85%, 5.168% (b), 9/15/2034	950,000	932,032
“B” , Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.15%, 5.468% (b), 9/15/2034	9,200,000	8,898,556
“C” , Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 5.668% (b), 9/15/2034	130,000	124,431
BFLD TRUST, “B” , Series 2019-DPLO, 144A, 1-month USD-LIBOR + 1.34%, 5.658% (b), 10/15/2034	1,500,000	1,458,452
BPR Trust:
“B” , Series 2021-TY, 144A, 1-month USD-LIBOR + 1.15%, 5.468% (b), 9/15/2038	506,000	472,211
“C” , Series 2021-TY, 144A, 1-month USD-LIBOR + 1.7%, 6.018% (b), 9/15/2038	340,000	312,330
“C” , Series 2021-KEN, 144A, 1-month USD-LIBOR + 2.55%, 6.868% (b), 2/15/2029	1,431,100	1,386,455
BX Commercial Mortgage Trust:
“B” , Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.3%, 5.618% (b), 4/15/2034	6,500,000	6,271,597
“D” , Series 2020-VKNG, 144A, 1-month term SOFR + 1.814%, 6.15% (b), 10/15/2037	1,344,000	1,265,536
BX Trust, “D” , Series 2021-ARIA, 144A, 1-month USD-LIBOR + 1.895%, 6.213% (b), 10/15/2036	1,725,000	1,595,222
BXP Trust:
“A” , Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.85%, 5.168% (b), 11/15/2034	730,000	698,724
“B” , Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.1%, 5.418% (b), 11/15/2034	6,210,000	5,847,553
Citigroup Commercial Mortgage Trust:
“AS” , Series 2013-GC11, 3.422%, 4/10/2046	1,500,000	1,490,503
“B” , Series 2013-GC11, 3.732%, 4/10/2046	500,000	496,292
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	21

	Principal Amount ($)	Value ($)
“C” , Series 2019-PRM, 144A, 3.896%, 5/10/2036	1,614,506	1,591,851
COMM Mortgage Trust:
“AM” , Series 2013-CR6, 144A, 3.147%, 3/10/2046	2,200,000	2,183,047
“B” , Series 2013-CR6, 144A, 3.397%, 3/10/2046	4,238,720	4,215,463
Credit Suisse Mortgage Trust:
“C” , Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	896,813
“B” , Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.0%, 6.318% (b), 10/15/2037	2,756,000	2,617,497
“A” , Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 7.818% (b), 12/15/2035	1,500,000	1,494,331
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	1,000,000	910,604
FHLMC Multifamily Structured Pass-Through Certificates:
“X1” , Series K058, Interest Only, 0.915% (b), 8/25/2026	22,596,130	613,356
“X1” , Series K722, Interest Only, 1.373% (b), 3/25/2023	3,018,648	841
Hilton Orlando Trust, “A” , Series 2021-ORL, 144A, 1-month USD-LIBOR + 0.92%, 5.338% (b), 12/15/2034	3,500,000	3,414,123
Hospitality Mortgage Trust, “B” , Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.35%, 5.668% (b), 11/15/2036	4,417,400	4,250,612
JPMDB Commercial Mortgage Securities Trust, “AS” , Series 2016-C4, 3.385%, 12/15/2049	1,000,000	888,917
JPMorgan Chase Commercial Mortgage Securities Trust, “A” , Series 2018-PHH, 144A, 1-month USD-LIBOR + 1.21%, 5.528% (b), 6/15/2035	4,380,267	3,995,037
KKR Industrial Portfolio Trust, “E” , Series 2021-KDIP, 144A, 1-month USD-LIBOR + 1.55%, 5.868% (b), 12/15/2037	468,750	438,891
Morgan Stanley Capital I Trust, “B” , Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.2%, 5.518% (b), 7/15/2035	2,353,200	2,288,100
Natixis Commercial Mortgage Securities Trust, “C” , Series 2018-285M, 144A, 3.79% (b), 11/15/2032	2,000,000	1,750,746
One New York Plaza Trust, “AJ” , Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.25%, 5.568% (b), 1/15/2036	2,378,000	2,219,856
PKHL Commercial Mortgage Trust, “D” , Series 2021-MF, 144A, 1-month USD-LIBOR + 2.0%, 6.318% (b), 7/15/2038	2,363,000	2,141,969
STWD Mortgage Trust, “B” , Series 2021-LIH, 144A, 1-month USD-LIBOR + 1.656%, 5.974% (b), 11/15/2036	500,000	475,392
The accompanying notes are an integral part of the consolidated financial statements.

22	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
UBS Commercial Mortgage Trust, “XA” , Series 2017-C1, Interest Only, 1.525% (b), 6/15/2050	28,288,319	1,420,204
Wells Fargo Commercial Mortgage Trust:
“A2” , Series 2016-C34, 2.603%, 6/15/2049	97,326	96,874
“ASB” , Series 2015-C31, 3.487%, 11/15/2048	122,117	118,300
Total Commercial Mortgage-Backed Securities (Cost $77,547,374)		74,971,025
Collateralized Mortgage Obligations 1.2%
Barclays Mortgage Loan Trust, “A2” , Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,387,613	1,162,711
COLT Funding LLC, “A2” , Series 2021-3R, 144A, 1.257%, 12/25/2064	302,767	255,425
COLT Mortgage Loan Trust:
“A1” , Series 2021-2R, 144A, 0.798%, 7/27/2054	240,624	203,162
“A2” , Series 2021-1, 144A, 1.167%, 6/25/2066	639,241	508,943
“A3” , Series 2021-2, 144A, 1.335%, 8/25/2066	2,030,479	1,568,188
“A2” , Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,404,321	1,123,030
Connecticut Avenue Securities Trust:
“1M2” , Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 5.578% (b), 12/25/2041	500,000	471,594
“1M2” , Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 7.028% (b), 3/25/2042	250,000	249,065
Ellington Financial Mortgage Trust, “A2” , Series 2021-3, 144A, 1.396%, 9/25/2066	2,543,790	2,004,153
Federal National Mortgage Association, “FB” , Series 1996-44, 1-month USD-LIBOR + 0.8%, 4.816% (b), 9/25/2023	183	184
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2” , Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 5.728% (b), 11/25/2041	1,200,000	1,127,018
FWD Securitization Trust:
“A1” , Series 2020-INV1, 144A, 2.24%, 1/25/2050	664,739	590,860
“A1” , Series 2019-INV1, 144A, 2.81%, 6/25/2049	452,040	415,253
GCAT Trust, “A2” , Series 2021-NQM2, 144A, 1.242%, 5/25/2066	764,639	587,323
GS Mortgage-Backed Securities Trust, “A2” , Series 2020-NQM1, 144A, 1.791%, 9/27/2060	125,072	109,343
Imperial Fund Mortgage Trust:
“A2” , Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,399,594	1,113,945
“A2” , Series 2021-NQM2, 144A, 1.362%, 9/25/2056	1,518,688	1,171,987
JPMorgan Chase Bank NA, “M1” , Series 2020-CL1, 144A, 1-month USD-LIBOR + 2.25%, 6.639% (b), 10/25/2057	1,538,007	1,498,130
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	23

	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust, “A5” , Series 2020-LTV2, 144A, 3.0%, 11/25/2050	1,100,282	1,020,006
MFA Trust:
“A3” , Series 2021-INV1, 144A, 1.262%, 1/25/2056	284,500	249,174
“A2” , Series 2021-NQM2, 144A, 1.317%, 11/25/2064	582,849	460,835
“A3” , Series 2021-NQM2, 144A, 1.472%, 11/25/2064	472,215	363,320
Starwood Mortgage Residential Trust, “A3” , Series 2020-INV1, 144A, 1.593%, 11/25/2055	465,851	427,347
Towd Point Mortgage Trust, “M1” , Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,191,450
Verus Securitization Trust:
“A2” , Series 2021-R3, 144A, 1.277%, 4/25/2064	433,624	375,415
“A2” , Series 2020-4, 144A, 1.912%, 5/25/2065	878,406	788,980
“A1” , Series 2020-INV1, 144A, 1.977%, 3/25/2060	98,087	93,780
“A1” , Series 2020-2, 144A, 2.226%, 5/25/2060	48,269	46,291
Total Collateralized Mortgage Obligations (Cost $23,817,993)		20,176,912
Government & Agency Obligations 52.8%
Other Government Related (c) 0.2%
Corp. Andina de Fomento, 2.375%, 5/12/2023	4,000,000	3,954,428
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	483,625
Vnesheconombank, 144A, 6.025%, 7/5/2022*	1,500,000	71,610
		4,509,663
Sovereign Bonds 0.2%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,895,000	1,811,529
Paraguay Government International Bond, 144A, 4.625%, 1/25/2023	1,000,000	991,760
		2,803,289
U.S. Treasury Obligations 52.4%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield minus 0.075%, 4.323% (b), 4/30/2024 (d)	80,000,000	79,845,970
3-month U.S. Treasury Bill Money Market Yield minus 0.015%, 4.383% (b), 1/31/2024	1,000,000	1,000,010
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 4.435% (b), 7/31/2024 (d)	125,000,000	124,853,644
3-month U.S. Treasury Bill Money Market Yield + 0.14%, 4.538% (b), 10/31/2024 (d)	135,000,000	134,849,244
The accompanying notes are an integral part of the consolidated financial statements.

24	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/2023	19,206,000	18,977,929
U.S. Treasury Notes:
0.25%, 4/15/2023	50,000,000	49,417,969
0.375%, 4/15/2024	50,000,000	47,312,500
0.375%, 7/15/2024	50,000,000	46,837,890
0.375%, 9/15/2024	50,000,000	46,599,609
0.5%, 3/15/2023	40,000,000	39,695,281
0.5%, 3/31/2025	25,000,000	22,960,938
0.75%, 12/31/2023	50,000,000	48,063,209
0.875%, 1/31/2024	50,000,000	47,974,609
1.625%, 4/30/2023	30,000,000	29,721,094
2.125%, 3/31/2024	50,000,000	48,437,500
2.5%, 4/30/2024	50,000,000	48,578,125
2.5%, 5/31/2024	50,000,000	48,509,765
2.75%, 5/31/2023	30,000,000	29,777,344
		913,412,630
Total Government & Agency Obligations (Cost $935,902,257)		920,725,582
Short-Term U.S. Treasury Obligations 1.2%
U.S. Treasury Bills:
1.9% (e), 4/20/2023	650,000	641,526
1.958% (e), 4/20/2023	350,000	345,437
2.76% (e), 1/12/2023 (d) (f)	1,000,000	999,132
2.842% (e), 1/12/2023 (d) (f)	5,000,000	4,995,659
3.234% (e), 1/12/2023	4,000,000	3,996,527
3.903% (e), 1/12/2023	10,000,000	9,991,319
Total Short-Term U.S. Treasury Obligations (Cost $20,973,125)		20,969,600

	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.07% (g) (h) (Cost $646,866)	646,866	646,866
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	25

	Shares	Value ($)
Cash Equivalents 8.6%
DWS Central Cash Management Government Fund, 4.2% (g)	91,701,631	91,701,631
DWS ESG Liquidity Fund “Capital Shares” , 4.47% (g)	57,967,283	57,961,486
Total Cash Equivalents (Cost $149,663,440)		149,663,117

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $1,808,859,920)	101.3	1,765,526,524
Other Assets and Liabilities, Net	(1.3)	(21,953,251)
Net Assets	100.0	1,743,573,273
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2022 are as follows:
Value ($) at 6/30/2022	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 12/31/2022	Value ($) at 12/31/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.07% (g) (h)
1,012,000	—	365,134 (i)	—	—	3,743	—	646,866	646,866
Cash Equivalents 8.6%
DWS Central Cash Management Government Fund, 4.2% (g)
223,478,153	2,440,193,956	2,571,970,478	—	—	1,949,026	—	91,701,631	91,701,631
DWS ESG Liquidity Fund “Capital Shares” , 4.47% (g)
57,050,428	876,555	—	—	34,503	854,466	—	57,967,283	57,961,486
281,540,581	2,441,070,511	2,572,335,612	—	34,503	2,807,235	—	150,315,780	150,309,983

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at December 31, 2022 amounted to $630,971, which is 0.0% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of
December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

The accompanying notes are an integral part of the consolidated financial statements.

26	|	DWS Enhanced Commodity Strategy Fund

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At December 31, 2022, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At December 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
COT: Commitment of Traders
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LME: London Metal Exchange
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
WTI: West Texas Intermediate
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The transition process from LIBOR towards its expected replacement reference rate with the Secured Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate (LIBOR) Act in March 2022 , and the adoption of implementing regulations in December 2022, which will replace LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. However, the Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	27

At December 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
LME Primary Aluminium Futures	USD	12/18/2023	300	20,095,293	18,431,250	(1,664,043)
At December 31, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
LME Primary Aluminium Futures	USD	12/18/2023	300	18,753,750	18,431,250	322,500
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At December 31, 2022, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
Barclays Commodity Strategy 1673/BXCS1673	1/17/2023	Barclays Bank PLC	9,480,000	(0.28%)	At Expiration	249,619
Barclays Commodity Strategy 1721/BXCS1721	1/17/2023	Barclays Bank PLC	49,390,000	(0.40%)	At Expiration	(101,397)
Barclays Commodity Strategy 1750/BXCS1750	1/17/2023	Barclays Bank PLC	10,020,000	—	At Expiration	190,157
Barclays EFS Custom Commodity Basket 08 Index/BEFSCB08	1/17/2023	Barclays Bank PLC	29,505,000	—	At Expiration	85,203
Bloomberg Wheat Subindex/BCOMWH	1/17/2023	UBS AG	10,000,000	(0.02%)	At Expiration	581,107
Bloomberg Commodity Energy Index/BCOMEN	1/17/2023	JPMorgan Chase Securities, Inc.	50,000,000	(0.08%)	At Expiration	(3,604,921)
Bloomberg Commodity Index 1 Month Forward/BCOMF1	1/17/2023	JPMorgan Chase Securities, Inc.	31,092,000	(0.10%)	At Expiration	(473,160)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/17/2023	JPMorgan Chase Securities, Inc.	41,456,000	(0.110%)	At Expiration	(400,269)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/17/2023	Goldman Sachs & Co.	38,865,000	(0.12%)	At Expiration	(375,444)
The accompanying notes are an integral part of the consolidated financial statements.

28	|	DWS Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Bloomberg Commodity Index 6 Month Forward/BCOMF6	1/17/2023	JPMorgan Chase Securities, Inc.	31,092,000	(0.09%)	At Expiration	(377,065)
Bloomberg Commodity Index/BCOM	1/17/2023	BNP Paribas	64,776,000	(0.12%)	At Expiration	(989,930)
Bloomberg Commodity Index/BCOM	1/17/2023	Macquarie Bank Ltd.	51,821,000	(0.12%)	At Expiration	(791,948)
Bloomberg Commodity Index/BCOM	1/17/2023	Barclays Bank PLC	51,821,000	(0.11%)	At Expiration	(791,691)
Bloomberg Commodity Index/BCOM	1/17/2023	Societe Generale	101,050,000	(0.09%)	At Expiration	(1,542,787)
Bloomberg Commodity Index/BCOM	1/17/2023	Morgan Stanley	51,821,000	(0.12%)	At Expiration	(791,947)
Bloomberg Commodity Index/BCOM	1/17/2023	Canadian Imperial Bank of Commerce	51,821,000	(0.13%)	At Expiration	(792,202)
Bloomberg Commodity Index/BCOM	1/17/2023	JPMorgan Chase Securities, Inc.	103,641,000	(0.09%)	At Expiration	(1,582,346)
Bloomberg Commodity Index/BCOM	1/17/2023	Credit Suisse	51,821,000	(0.11%)	At Expiration	(791,691)
Bloomberg Commodity Index/BCOM	1/17/2023	Goldman Sachs & Co.	77,731,000	(0.09%)	At Expiration	(1,186,763)
Bloomberg Commodity Industrial Metal Index/BCOMIN	1/17/2023	Goldman Sachs & Co.	50,000,000	(0.11%)	At Expiration	18,884
Bloomberg Lead Subindex/BCOMPB	1/17/2023	Merrill Lynch International Ltd.	14,000,000	(0.12%)	At Expiration	820,627
Bloomberg Lead Subindex/BCOMPB	1/17/2023	Goldman Sachs & Co.	16,000,000	(0.11%)	At Expiration	937,937
BNP Paribas 03 Alpha Index/BNPIFMN3	1/17/2023	BNP Paribas	53,400,000	(0.12%)	At Expiration	347,417
BofA Merrill Lynch Commodity Excess Return Strategy/MLCIHR6S	1/17/2023	Merrill Lynch International Ltd.	111,982,500	—	At Expiration	106,735
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	29

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Citi Commodities Gold Call Ratio Index/CICXGCCR	1/17/2023	Citigroup, Inc.	33,142,500	—	At Expiration	(37,245)
Citi Custom CiVICS 7 Excess Return/CVICSER7	1/17/2023	Citigroup, Inc.	393,137,500	(0.162%)	At Expiration	(8,831,311)
Goldman Sachs Brent Vol Carry 04/GSVLGC04	1/17/2023	Goldman Sachs & Co.	10,000,000	(0.35%)	At Expiration	(69,958)
Goldman Sachs Brent Vol Carry 05/GSVLBR05	1/17/2023	Goldman Sachs & Co.	5,000,000	(0.35%)	At Expiration	186,955
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	1/17/2023	Goldman Sachs & Co.	32,265,000	(0.35%)	At Expiration	(344,778)
JPMorgan JPDRXBA1 Index/JPDRXBA1	1/17/2023	JPMorgan Chase Securities, Inc.	100,000,000	(0.10%)	At Expiration	(198,648)
JPMorgan JPDRXDA1 Index/JPDRXDA1	1/17/2023	JPMorgan Chase Securities, Inc.	100,000,000	(0.10%)	At Expiration	(192,112)
JPMorgan Liquid Commodity Curve Value Long Only Index/JMABCCVL	1/17/2023	JPMorgan Chase Securities, Inc.	63,580,000	(0.35%)	At Expiration	(50,663)
JPMorgan NEO Commodity Curve Alpha Index/JMABNEO1	1/17/2023	JPMorgan Chase Securities, Inc.	71,790,000	(0.35%)	At Expiration	(561,643)
Macquarie Commodity Product 708E/MQCP708E	1/17/2023	Macquarie Bank Ltd.	14,450,000	(1.00%)	At Expiration	(98,812)
Macquarie Vol Product 2CL2/VMAC2CL2	1/17/2023	Macquarie Bank Ltd.	10,000,000	(0.10%)	At Expiration	314,790
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	1/17/2023	Merrill Lynch International Ltd.	4,290,000	(0.35%)	At Expiration	(142,670)
Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index/MLCXAPRE	1/17/2023	Merrill Lynch International Ltd.	77,731,000	(0.14%)	At Expiration	(1,188,649)
The accompanying notes are an integral part of the consolidated financial statements.

30	|	DWS Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	1/17/2023	Goldman Sachs & Co.	77,731,000	(0.35%)	At Expiration	(327,236)
Morgan Stanley MSCBDF11 Index/MSCBDF11	1/17/2023	Morgan Stanley	15,000,000	(0.05%)	At Expiration	8,656
Morgan Stanley MSCBVB20 Index	1/17/2023	Morgan Stanley	26,460,000	(0.45%)	At Expiration	402,553
RBC Enhanced Commodity 21VW/RBCE21VW	1/17/2023	Royal Bank of Canada	37,920,000	(0.20%)	At Expiration	176,725
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	1/17/2023	Royal Bank of Canada	21,376,000	(0.11%)	At Expiration	(205,534)
RBC Enhanced Commodity CC3V Index/RBCSCC3V	1/17/2023	Royal Bank of Canada	42,534,000	(0.15%)	At Expiration	524,929
RBC Enhanced Commodity D01 Excess Return Index/RBCADC01	1/17/2023	Royal Bank of Canada	21,376,000	(0.20%)	At Expiration	(243,601)
RBC Enhanced Commodity D03 Index/RBCADC03	1/17/2023	Royal Bank of Canada	21,376,000	(0.150%)	At Expiration	(316,213)
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	1/17/2023	Royal Bank of Canada	16,802,250	(0.35%)	At Expiration	(287,325)
SG RBD Index/SGCORBD	1/17/2023	Societe Generale	104,782,500	(0.35%)	At Expiration	(180,868)
SGI Commodity Dynamic Alpha Index/SGICCODA	1/17/2023	Societe Generale	100,116,000	(0.25%)	At Expiration	(380,986)
Societe Generale Alpha 1 Custom Excess Return/SGCOA1CE	1/17/2023	Societe Generale	21,810,000	(0.17%)	At Expiration	62,151
Societe Generale Commodity Index/SGCOM11S	1/17/2023	Societe Generale	42,104,000	(0.13%)	At Expiration	(646,633)
Societe Generale M Po 3 U Index/SGCOL45E	1/17/2023	Societe Generale	25,263,000	(0.16%)	At Expiration	(244,454)
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	31

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS Custom Commodity Index/UBSIB163	1/17/2023	UBS AG	121,830,500	(0.23%)	At Expiration	(6,165,049)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Commodity Index	BCOM	51,821,000	21.3	(791,294)
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	51,821,000	21.3	(529,210)
Bloomberg Corn Index	BCOMCN	(7,454,000)	3.1	(320,960)
Bloomberg Gold Subindex	BCOMGC	50,618,000	20.7	205,918
Bloomberg Wheat Index	BCOMWH	(10,256,000)	4.2	(585,289)
Bloomberg Aluminum Subindex	BCOMAL	19,392,000	8.0	(574,241)
Bloomberg Unleaded Gas Subindex	BCOMRB	(26,435,000)	10.8	(2,526,213)
Bloomberg WTI Crude Oil Subindex	BCOMCL	(25,864,000)	10.6	(1,043,760)
UBS Custom Commodity Index				(6,165,049)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS Custom Commodity Index/UBSIB165	1/17/2023	UBS AG	25,000,000	(0.18%)	At Expiration	12,915
UBS Targeted Commodity Curve Carry Strategy Index/UBSTCCIS	1/17/2023	UBS AG	11,242,500	(0.10%)	At Expiration	(55,793)
Short Positions
Bloomberg Commodity Natural Gas Index/BCOMNG	1/17/2023	UBS AG	30,000,000	(0.02%)	At Expiration	2,230,933
Bloomberg Sugar Subindex/BCOMSB	1/17/2023	UBS AG	10,000,000	(0.04%)	At Expiration	49,801
Total net unrealized depreciation						(28,055,648)

†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and commodity-linked swap contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the consolidated financial statements.

32	|	DWS Enhanced Commodity Strategy Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$ —	$ 448,908,100	$—	$ 448,908,100
Asset-Backed (a)	—	129,465,322	—	129,465,322
Commercial Mortgage-Backed Securities	—	74,971,025	—	74,971,025
Collateralized Mortgage Obligations	—	20,176,912	—	20,176,912
Government & Agency Obligations (a)	—	920,725,582	—	920,725,582
Short-Term U.S. Treasury Obligations	—	20,969,600	—	20,969,600
Short-Term Investments	150,309,983	—	—	150,309,983
Derivatives (b)
Futures Contracts	322,500	—	—	322,500
Commodity-Linked Swap Contracts	—	7,308,094	—	7,308,094
Total	$150,632,483	$1,622,524,635	$—	$1,773,157,118

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$ (1,664,043)	$ —	$—	$ (1,664,043)
Commodity-Linked Swap Contracts	—	(35,363,742)	—	(35,363,742)
Total	$(1,664,043)	$(35,363,742)	$—	$(37,027,785)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and commodity-linked swap contracts.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	33

Consolidated Statement of Assets and Liabilities
as of December 31, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,658,549,614) — including $630,971 of securities loaned	$ 1,615,216,541
Investment in DWS Government & Agency Securities Portfolio (cost $646,866)*	646,866
Investment in affiliated securities, at value (cost $149,663,440)	149,663,117
Cash	44,243
Receivable for Fund shares sold	6,208,185
Interest receivable	9,004,653
Net receivable for pending swap contracts	127,192
Unrealized appreciation on bilateral swap contracts	7,308,094
Foreign taxes recoverable	3,978
Other assets	203,960
Total assets	1,788,426,829
Liabilities
Payable upon return of securities loaned	646,866
Payable for Fund shares redeemed	5,556,493
Payable for variation margin on futures contracts	1,342,199
Unrealized depreciation on bilateral swap contracts	35,363,742
Accrued management fee	849,118
Accrued Trustees' fees	46,259
Other accrued expenses and payables	1,048,879
Total liabilities	44,853,556
Net assets, at value	$1,743,573,273
Net Assets Consist of
Distributable earnings (loss)	(388,523,733)
Paid-in capital	2,132,097,006
Net assets, at value	$1,743,573,273
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the consolidated financial statements.

34	|	DWS Enhanced Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities
as of December 31, 2022 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($67,517,256 ÷ 11,307,436 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 5.97
Maximum offering price per share (100 ÷ 94.25 of $5.97)	$ 6.33
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($16,364,872 ÷ 3,077,729 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)
$ 5.32
Class R6
Net Asset Value, offering and redemption price per share ($42,850,993 ÷ 7,070,904 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.06
Class S
Net Asset Value, offering and redemption price per share ($58,778,195 ÷ 9,721,207 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.05
Institutional Class
Net Asset Value, offering and redemption price per share ($1,558,061,957 ÷ 256,938,058 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.06
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	35

Consolidated Statement of Operations
for the six months ended December 31, 2022 (Unaudited)

Investment Income
Income:
Interest	$ 26,147,802
Income distributions from affiliated securities	2,803,492
Securities lending income, net of borrower rebates	3,743
Total income	28,955,037
Expenses:
Management fee	8,026,166
Administration fee	997,969
Services to shareholders	1,658,693
Distribution and service fees	190,118
Custodian fee	64,059
Professional fees	67,820
Reports to shareholders	113,261
Registration fees	62,676
Trustees' fees and expenses	49,368
Other	53,632
Total expenses before expense reductions	11,283,762
Expense reductions	(1,824,592)
Total expenses after expense reductions	9,459,170
Net investment income	19,495,867
The accompanying notes are an integral part of the consolidated financial statements.

36	|	DWS Enhanced Commodity Strategy Fund

Consolidated Statement of Operations
for the six months ended December 31, 2022 (Unaudited) (continued)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(19,347,739)
Swap contracts	(299,808,107)
Futures	6,551,263
Written options	4,805,210
(307,799,373)
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	34,503
Non-affiliated investments	(3,072,222)
Swap contracts	211,468,789
Futures	(2,585,421)
Written options	(1,821,460)
Foreign currency	23
204,024,212
Net gain (loss)	(103,775,161)
Net increase (decrease) in net assets resulting from operations	(84,279,294)
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	37

Statements of Changes in Net Assets
	Six Months Ended December 31, 2022	Year Ended June 30,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$ 19,495,867	$ 10,109,351
Net realized gain (loss)	(307,799,373)	679,612,487
Change in net unrealized appreciation (depreciation)	204,024,212	(299,343,280)
Net increase (decrease) in net assets resulting from operations	(84,279,294)	390,378,558
Distributions to shareholders:
Class A	(24,096,361)	(25,039,584)
Class T	(4,519)	(3,740)
Class C	(6,289,158)	(4,552,255)
Class R6	(14,001,430)	(12,067,245)
Class S	(22,173,952)	(21,588,050)
Institutional Class	(615,398,782)	(579,968,306)
Total distributions	(681,964,202)	(643,219,180)
Fund share transactions:
Proceeds from shares sold	592,375,401	1,185,853,795
Reinvestment of distributions	609,596,461	586,236,196
Payments for shares redeemed	(980,723,467)	(1,292,957,827)
Net increase (decrease) in net assets from Fund share transactions	221,248,395	479,132,164
Increase (decrease) in net assets	(544,995,101)	226,291,542
Net assets at beginning of period	2,288,568,374	2,062,276,832
Net assets at end of period	$1,743,573,273	$2,288,568,374

The accompanying notes are an integral part of the consolidated financial statements.

38	|	DWS Enhanced Commodity Strategy Fund

Consolidated Financial Highlights
DWS Enhanced Commodity Strategy Fund — Class A
	Six Months Ended 12/31/22	Years Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$9.36	$11.23	$7.93	$9.47	$11.71	$10.88
Income (loss) from investment operations:
Net investment income[a]	.06	.01	.04	.09	.15	.08
Net realized and unrealized gain (loss)	(.45)	1.67	3.32	(1.50)	(1.27)	.78
Total from investment operations	(.39)	1.68	3.36	(1.41)	(1.12)	.86
Less distributions from:
Net investment income	(3.00)	(3.55)	(.06)	(.13)	(1.12)	(.03)
Net asset value, end of period	$5.97	$9.36	$11.23	$7.93	$9.47	$11.71
Total Return (%)[b,c]	(4.35)*	19.60	42.59	(14.96)	(9.77)	7.87
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	68	77	86	58	75	121
Ratio of expenses before expense reductions (%)	1.36**	1.36	1.42	1.51	1.48	1.43
Ratio of expenses after expense reductions (%)	1.26**	1.27	1.22	1.29	1.34	1.35
Ratio of net investment income (%)	1.57**	.11	.39	1.05	1.43	.73
Portfolio turnover rate (%)	52*	134	81	68	65	79

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	39

DWS Enhanced Commodity Strategy Fund — Class C
	Six Months Ended 12/31/22	Years Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$8.33	$10.04	$7.11	$8.49	$10.50	$9.80
Income (loss) from investment operations:
Net investment income (loss)[a]	.03	(.05)	(.03)	.03	.06	(.00)*
Net realized and unrealized gain (loss)	(.40)	1.49	2.98	(1.35)	(1.13)	.70
Total from investment operations	(.37)	1.44	2.95	(1.32)	(1.07)	.70
Less distributions from:
Net investment income	(2.64)	(3.15)	(.02)	(.06)	(.94)	—
Net asset value, end of period	$5.32	$8.33	$10.04	$7.11	$8.49	$10.50
Total Return (%)[b,c]	(4.68)**	18.67	41.55	(15.59)	(10.48)	7.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16	23	13	9	15	27
Ratio of expenses before expense reductions (%)	2.02***	1.99	2.09	2.20	2.18	2.17
Ratio of expenses after expense reductions (%)	1.98***	1.98	1.97	2.04	2.09	2.09
Ratio of net investment income (loss) (%)	.83***	(.61)	(.35)	.32	.68	(.02)
Portfolio turnover rate (%)	52**	134	81	68	65	79

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

40	|	DWS Enhanced Commodity Strategy Fund

DWS Enhanced Commodity Strategy Fund — Class R6
	Six Months Ended 12/31/22	Years Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$9.50	$11.39	$8.05	$9.62	$11.89	$11.04
Income (loss) from investment operations:
Net investment income[a]	.07	.05	.07	.12	.19	.13
Net realized and unrealized gain (loss)	(.45)	1.69	3.37	(1.52)	(1.28)	.79
Total from investment operations	(.38)	1.74	3.44	(1.40)	(1.09)	.92
Less distributions from:
Net investment income	(3.06)	(3.63)	(.10)	(.17)	(1.18)	(.07)
Net asset value, end of period	$6.06	$9.50	$11.39	$8.05	$9.62	$11.89
Total Return (%)[b]	(4.22)*	20.06	43.00	(14.58)	(9.46)	8.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43	44	46	31	30	22
Ratio of expenses before expense reductions (%)	.99**	.97	1.02	1.08	1.06	1.07
Ratio of expenses after expense reductions (%)	.89**	.89	.89	.89	.95	.95
Ratio of net investment income (%)	1.95**	.49	.73	1.42	1.86	1.14
Portfolio turnover rate (%)	52*	134	81	68	65	79

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	41

DWS Enhanced Commodity Strategy Fund — Class S
	Six Months Ended 12/31/22	Years Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$9.48	$11.37	$8.03	$9.59	$11.86	$11.02
Income (loss) from investment operations:
Net investment income[a]	.07	.03	.06	.12	.17	.11
Net realized and unrealized gain (loss)	(.46)	1.69	3.36	(1.53)	(1.28)	.78
Total from investment operations	(.39)	1.72	3.42	(1.41)	(1.11)	.89
Less distributions from:
Net investment income	(3.04)	(3.61)	(.08)	(.15)	(1.16)	(.05)
Net asset value, end of period	$6.05	$9.48	$11.37	$8.03	$9.59	$11.86
Total Return (%)[b]	(4.16)*	19.86	42.86	(14.79)	(9.58)	8.08
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	59	79	70	83	195	520
Ratio of expenses before expense reductions (%)	1.17**	1.13	1.19	1.25	1.21	1.19
Ratio of expenses after expense reductions (%)	1.06**	1.07	1.03	1.09	1.14	1.12
Ratio of net investment income (%)	1.76**	.30	.62	1.30	1.60	.97
Portfolio turnover rate (%)	52*	134	81	68	65	79

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

42	|	DWS Enhanced Commodity Strategy Fund

DWS Enhanced Commodity Strategy Fund — Institutional Class
	Six Months Ended 12/31/22	Years Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$9.51	$11.40	$8.06	$9.62	$11.90	$11.05
Income (loss) from investment operations:
Net investment income[a]	.07	.05	.07	.13	.19	.13
Net realized and unrealized gain (loss)	(.46)	1.70	3.37	(1.52)	(1.29)	.79
Total from investment operations	(.39)	1.75	3.44	(1.39)	(1.10)	.92
Less distributions from:
Net investment income	(3.06)	(3.64)	(.10)	(.17)	(1.18)	(.07)
Net asset value, end of period	$6.06	$9.51	$11.40	$8.06	$9.62	$11.90
Total Return (%)[b]	(4.18)*	20.07	42.94	(14.58)	(9.47)	8.31
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,558	2,066	1,848	1,371	2,450	2,769
Ratio of expenses before expense reductions (%)	1.08**	1.04	1.09	1.19	1.16	1.13
Ratio of expenses after expense reductions (%)	.89**	.89	.89	.90	.99	.99
Ratio of net investment income (%)	1.92**	.48	.73	1.46	1.79	1.09
Portfolio turnover rate (%)	52*	134	81	68	65	79

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	43

Notes to Consolidated Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Enhanced Commodity Strategy Fund (the “Fund” ) is a diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its consolidated financial statements.

44	|	DWS Enhanced Commodity Strategy Fund

Principles of Consolidation. The Fund invests indirectly in commodities markets through a wholly owned subsidiary, Cayman Commodity Fund II, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary” ). The Fund and the Subsidiary are each a commodity pool and are subject to the requirements of the Commodity Exchange Act (“CEA” ), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC” ) promulgated thereunder. DWS Investment Management Americas, Inc. (the “Advisor” ) acts as a commodity pool operator with respect to the operation of the Fund and the Subsidiary as commodity pools under and pursuant to the CEA. The Advisor, the Fund and the Subsidiary are subject to dual regulation by the CFTC and the Securities and Exchange Commission. Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, such as futures and options contracts and commodity-linked swaps. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of December 31, 2022, the Fund’s investment in the Subsidiary was $379,427,338, representing 21.2% of the Fund’s total assets.
The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

DWS Enhanced Commodity Strategy Fund	|	45

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1 securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size

46	|	DWS Enhanced Commodity Strategy Fund

of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Consolidated Investment Portfolio.
Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended December 31, 2022, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of December 31, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with

DWS Enhanced Commodity Strategy Fund	|	47

the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2022, the Fund had securities on loan, which were classified as corporate bonds in the Consolidated Investment Portfolio. The value of the related collateral exceeded the value of the security loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Income from certain commodity-linked derivatives does not constitute “qualifying income”  to the Fund. Receipt of such income could cause the Fund to be subject to tax at the Fund level. The IRS has issued a private letter ruling to the Fund stating that such income earned through its wholly owned Subsidiary constitutes qualifying income. The Fund is required to increase its taxable income by its share of the Subsidiary’s income, including net gains from commodity-linked transactions. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income for future periods.
At June 30, 2022, the Fund had net tax basis capital loss carryforwards of approximately $25,762,000, including short-term losses ($6,578,000) and long-term losses ($19,184,000), which may be applied against realized net taxable capital gains indefinitely.
At December 31, 2022, the aggregate cost of investments for federal income tax purposes was $2,365,721,989. The net unrealized depreciation for all investments based on tax cost was $600,195,465. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $623,715,739 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,223,911,204.
The Fund has reviewed the tax positions for the open tax years as of June 30, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s consolidated financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not

48	|	DWS Enhanced Commodity Strategy Fund

distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in the subsidiary and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.

DWS Enhanced Commodity Strategy Fund	|	49

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Consolidated Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
Commodity-linked swap agreements involve a commitment to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index underlying the commodity-linked swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. For the six months ended December 31, 2022, the Fund entered into commodity-linked swap agreements to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
A summary of the open commodity-linked swap contracts as of December 31, 2022 is included in a table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2022, the investment in long commodity-linked swap contracts had a total notional amount generally indicative of a range from approximately $2,800,695,000 to $4,099,701,000, and the investment in short commodity-linked swap contracts had a total notional amount generally indicative of a range from $30,000,000 to approximately $248,512,000.
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount

50	|	DWS Enhanced Commodity Strategy Fund

of a financial instrument at a specified price on a specific date (settlement date). For the six months ended December 31, 2022, the Fund entered into commodity futures contracts and futures options contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2022, is included in a table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2022, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $18,431,000 to $47,789,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $18,431,000 to $62,258,000.
Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. The Fund may also purchase options on exchange-traded futures contracts where the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the underlying futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by

DWS Enhanced Commodity Strategy Fund	|	51

the Fund. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended December 31, 2022, the Fund entered into options on commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. There is no premium paid at the time of purchase on certain options on exchange-traded futures. At the expiration of these options on exchange-traded futures, the accumulated variation margin made or received is recorded as realized gains or losses. Certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.
There were no open purchased and written option contracts as of December 31, 2022. For the six months ended December 31, 2022, the investment in purchased options contracts had a total value generally indicative of a range from $0 to approximately $6,883,000, and the investment in written options contracts had a total value generally indicative of a range from $0 to approximately $2,988,000.
The following tables summarize the value of the Fund’s derivative instruments held as of December 31, 2022 and the related location in the accompanying Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a) (b)	$ 7,308,094	$ 322,500	$ 7,630,594
Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a)
Includes cumulative appreciation of futures contracts as disclosed in the Consolidated
Investment Portfolio. Unsettled variation margin is disclosed separately within the
Consolidated Statement of Assets and Liabilities.

(b)	Unrealized appreciation on bilateral swap contracts

52	|	DWS Enhanced Commodity Strategy Fund

Liability Derivative	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a) (b)	$ (35,363,742)	$ (1,664,043)	$ (37,027,785)
Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a)
Includes cumulative depreciation of futures contracts as disclosed in the Consolidated
Investment Portfolio. Unsettled variation margin is disclosed separately within the
Consolidated Statement of Assets and Liabilities.

(b)	Unrealized depreciation on bilateral swap contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended December 31, 2022 and the related location in the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a)	$ (10,291,080)	$ 4,805,210	$ (299,808,107)	$ 6,551,263	$ (298,742,714)
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a)	Net realized gain (loss) from investments (includes purchased options), written options, swap and futures contracts, respectively

Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a)	$ 3,423,580	$ (1,821,460)	$ 211,468,789	$ (2,585,421)	$ 210,485,488
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swap and futures contracts, respectively
As of December 31, 2022, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to

DWS Enhanced Commodity Strategy Fund	|	53

mitigate risk. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$ 524,979	$ (524,979)	$ —	$ —	$ —
BNP Paribas	347,417	(347,417)	—	—	—
Goldman Sachs & Co.	1,143,776	(1,143,776)	—	—	—
Macquarie Bank Ltd.	314,790	(314,790)	—	—	—
Merrill Lynch International Ltd.	927,362	(927,362)	—	—	—
Morgan Stanley	411,209	(411,209)	—	—	—
Royal Bank of Canada	701,654	(701,654)	—	—	—
Societe Generale	62,151	(62,151)	—	—	—
UBS AG	2,874,756	(2,874,756)	—	—	—
	$ 7,308,094	$ (7,308,094)	$ —	$ —	$ —

54	|	DWS Enhanced Commodity Strategy Fund

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$ 893,088	$ (524,979)	$ (368,109)	$ —	$ —
BNP Paribas	989,930	(347,417)	(642,513)	—	—
Canadian Imperial Bank of Commerce	792,202	—	(792,202)	—	—
Citigroup, Inc.	8,868,556	—	(8,868,556)	—	—
Credit Suisse	791,691	—	(791,691)	—	—
Goldman Sachs & Co.	2,304,179	(1,143,776)	(1,160,403)	—	—
JPMorgan Chase Securities, Inc.	7,440,827	—	(7,440,827)	—	—
Macquarie Bank Ltd.	890,760	(314,790)	(575,970)	—	—
Merrill Lynch International Ltd.	1,331,319	(927,362)	(403,957)	—	—
Morgan Stanley	791,947	(411,209)	(380,738)	—	—
Royal Bank of Canada	1,052,673	(701,654)	(351,019)	—	—
Societe Generale	2,995,728	(62,151)	(2,933,577)	—	—
UBS AG	6,220,842	(2,874,756)	(3,346,086)	—	—
	$ 35,363,742	$ (7,308,094)	$ (28,055,648)	$ —	$ —

(a)	The actual collateral received and/or pledged may be more than the amounts shown.
C.
Purchases and Sales of Securities
During the six months ended December 31, 2022, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$42,434,957	$140,205,235
U.S. Treasury Obligations	$845,220,014	$1,190,738,271
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the

DWS Enhanced Commodity Strategy Fund	|	55

“Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.850%
Next $500 million of such net assets	.800%
Next $500 million of such net assets	.750%
Next $1 billion of such net assets	.725%
Next $1 billion of such net assets	.700%
Next $1.5 billion of such net assets	.675%
Over $5 billion of such net assets	.650%
Accordingly, for the six months ended December 31, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.78% of the Fund’s average daily net assets.
For the period from July 1, 2022 through September 30, 2022 (through September 30, 2023 for Class R6 and Institutional Class shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.29%
Class C	2.04%
Class R6	.89%
Class S	1.09%
Institutional Class	.89%
Effective October 1, 2022 through September 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary

56	|	DWS Enhanced Commodity Strategy Fund

expenses, taxes, brokerage and interest expense) of certain classes as follows:
Class A	1.22%
Class C	1.97%
Class S	1.02%
For the six months ended December 31, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 38,251
Class C	4,559
Class R6	21,172
Class S	38,178
Institutional Class	1,722,432
$ 1,824,592
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended December 31, 2022, the Administration Fee was $997,969, of which $146,408 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended

DWS Enhanced Commodity Strategy Fund	|	57

December 31, 2022 (through September 30, 2022 for Class T shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2022
Class A	$ 4,416	$ 1,489
Class T	6	—
Class C	249	93
Class R6	14,658	4,612
Class S	5,397	1,790
Institutional Class	6,255	2,031
	$ 30,981	$ 10,015
In addition, for the six months ended December 31, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Consolidated Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 67,870
Class C	10,273
Class S	81,530
Institutional Class	1,454,242
$ 1,613,915
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended December 31, 2022, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at December 31, 2022
Class C	$ 74,793	$ 10,781
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, T and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended December 31,

58	|	DWS Enhanced Commodity Strategy Fund

2022 (through September 30, 2022 for Class T shares), the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at December 31, 2022	Annualized Rate
Class A	$ 90,395	$ 29,071.25%
Class T	5	5.15%
Class C	24,925	7,260.25%
	$ 115,325	$ 36,336
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended December 31, 2022 aggregated $6,540.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended December 31, 2022, the CDSC for Class C shares aggregated $2,976. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended December 31, 2022, DDI received $78 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended December 31, 2022, the amount charged to the Fund by DIMA included in the Consolidated Statement of Operations under “Reports to shareholders”  aggregated $888, of which $530 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the

DWS Enhanced Commodity Strategy Fund	|	59

Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2022.
F.
Investing in Commodities-Related Investments
The Fund invests in commodity-linked derivative instruments such as commodity-linked swaps, commodity-linked structured notes and options and futures contracts that are designed to provide exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. The commodities-linked derivatives instruments in which the Fund invests are more volatile than many other types of securities and may subject the Fund to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables based upon changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price.

60	|	DWS Enhanced Commodity Strategy Fund

G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,277,520	$ 21,388,534	5,837,814	$ 54,365,569
Class C	243,788	1,584,794	1,627,058	14,312,768
Class R6	2,071,575	14,089,818	2,776,535	26,814,684
Class S	2,094,293	14,411,738	3,373,474	32,384,671
Institutional Class	79,061,322	540,900,517	110,986,812	1,057,976,103
		$ 592,375,401		$ 1,185,853,795
Shares issued to shareholders in reinvestment of distributions
Class A	2,573,922	$ 15,443,697	1,526,925	$ 12,474,077
Class T	752*	4,519*	458	3,740
Class C	1,082,688	5,792,379	575,224	4,204,886
Class R6	1,667,668	10,156,365	1,026,820	8,518,501
Class S	3,496,304	21,223,040	2,493,623	20,625,795
Institutional Class	91,455,512	556,976,461	65,065,519	540,409,197
		$ 609,596,461		$ 586,236,196
Shares redeemed
Class A	(2,785,103)	$ (19,044,087)	(6,782,318)	$ (67,058,914)
Class T	(2,261)*	(13,404)*	—	—
Class C	(1,000,072)	(6,710,974)	(750,203)	(6,149,898)
Class R6	(1,287,504)	(9,497,777)	(3,189,872)	(32,669,215)
Class S	(4,181,079)	(30,632,110)	(3,710,127)	(35,508,040)
Institutional Class	(130,768,570)	(914,825,115)	(120,863,155)	(1,151,571,760)
		$ (980,723,467)		$ (1,292,957,827)

DWS Enhanced Commodity Strategy Fund	|	61

	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	3,066,339	$ 17,788,144	582,421	$ (219,268)
Class T	(1,509)*	(8,885)*	458	3,740
Class C	326,404	666,199	1,452,079	12,367,756
Class R6	2,451,739	14,748,406	613,483	2,663,970
Class S	1,409,518	5,002,668	2,156,970	17,502,426
Institutional Class	39,748,264	183,051,863	55,189,176	446,813,540
		$ 221,248,395		$ 479,132,164

*	For the period from January 1, 2022 to September 30, 2022 (Class T liquidation date).

62	|	DWS Enhanced Commodity Strategy Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2022 to December 31, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Enhanced Commodity Strategy Fund	|	63

Expenses and Value of a $1,000 Investment
for the six months ended December 31, 2022 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/22	$956.50	$953.20	$957.80	$958.40	$958.20
Expenses Paid per $1,000*	$6.21	$9.75	$4.39	$5.23	$4.39
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/22	$1,018.85	$1,015.22	$1,020.72	$1,019.86	$1,020.72
Expenses Paid per $1,000*	$6.41	$10.06	$4.53	$5.40	$4.53

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Enhanced Commodity Strategy Fund	1.26%	1.98%	.89%	1.06%	.89%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

64	|	DWS Enhanced Commodity Strategy Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Enhanced Commodity Strategy Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s

DWS Enhanced Commodity Strategy Fund	|	65

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment

66	|	DWS Enhanced Commodity Strategy Fund

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that, in connection with the 2020 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.10%, effective October 1, 2020. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the

DWS Enhanced Commodity Strategy Fund	|	67

information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees

68	|	DWS Enhanced Commodity Strategy Fund

and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Enhanced Commodity Strategy Fund	|	69

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

70	|	DWS Enhanced Commodity Strategy Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SKNRX	SKCRX	SKSRX	SKIRX
CUSIP Number	25159L 877	25159L 851	25159L 844	25159L 836
Fund Number	485	785	2085	817

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	SKRRX
CUSIP Number	25159L 448
Fund Number	1685

DWS Enhanced Commodity Strategy Fund	|	71

DECSF-3
(R-025782-12 2/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/28/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/28/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	2/28/2023